Related Party Transactions (Details 4) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Total dividends received	$ 0	$ 2,734,000,000
Total capital contributions	(42,000,000)	(4,058,000,000)
Total dividends distribution	(176,000,000)	(572,000,000)
Total other transactions	0	2,094,000,000
Other PPE [Member]
Statement [Line Items]
Capital contributions	(12,000,000)	(24,000,000)
Gav - Yam [Member]
Statement [Line Items]
Dividends received	0	2,004,000,000
Manibil S.A. [Member]
Statement [Line Items]
Capital contributions	0	(131,000,000)
NPSF [Member]
Statement [Line Items]
Dividends received	0	57,000,000
EMCO [Member]
Statement [Line Items]
Dividends received	0	24,000,000
Condor [Member]
Statement [Line Items]
Dividends received	0	48,000,000
Shufersal [Member]
Statement [Line Items]
Dividends received	0	601,000,000
Cresud [Member]
Statement [Line Items]
Dividends granted	(176,000,000)	(539,000,000)
Helmir [Member]
Statement [Line Items]
Dividends granted	0	(33,000,000)
Quality [Member]
Statement [Line Items]
Capital contributions	(30,000,000)	(71,000,000)
TGLT S.A. [Member]
Statement [Line Items]
Total other transactions	0	2,094,000,000
IBC [Member]
Statement [Line Items]
Capitalized loan	$ 0	$ (3,832,000,000)